Cost and Estimated Earnings on Uncompleted Contracts (Details 1) - Southland Holdings [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Costs incurred on uncompleted contracts	$ 6,874,709	$ 7,887,047
Estimated earnings	398,917	847,786
Costs incurred and estimated earnings	7,273,626	8,734,833
Less: billings to date	(6,924,358)	(8,489,624)
Costs to fulfill contracts, net	32,081	18,129
Net contract position	$ 381,349	$ 263,338